Derivatives and embedded derivatives - Schedule of derivative instruments in statement of financial position, fair value (Detail) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jan. 01, 2024
Derivative Instrument Detail [Abstract]
Investments - embedded derivatives		$ 3,559	$ 8,982	$ 3,521
Investments - derivatives		$ 164	350	587
Obligation to return digital asset collateral — embedded derivatives	[1]		$ 0	$ 1,392

[1]	Represents $1.4 million of embedded derivatives in fair value hedging relationships as of December 31, 2023. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.